UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07851

Franklin Fund Allocator Series

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906

(Address of principal executive offices) (Zip code)

Alison Baur

Franklin Templeton

One Franklin Parkway

San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant’s telephone number, including area code: (650) 312-2000

Date of fiscal year end: July 31

Date of reporting period: January 31, 2026

ITEM 1.	REPORT TO STOCKHOLDERS

(a) The Report to Shareholders is filed herewith

Franklin Emerging Market Core Equity (IU) Fund
Semi-Annual Shareholder Report | January 31, 2026

This semi-annual shareholder report contains important information about Franklin Emerging Market Core Equity (IU) Fund for the period August 1, 2025, to January 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-internalusefunds-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Franklin Emerging Market Core Equity (IU) Fund	$0	0.00%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of January 31, 2026)

Total Net Assets	$208,398,427
Total Number of Portfolio Holdings	221
Portfolio Turnover Rate	57.99%
WHAT DID THE FUND INVEST IN? (as of January 31, 2026)
Portfolio Composition*  (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-internalusefunds-documents, including its:
• proxy voting information • financial information • holdings • tax information
Franklin Emerging Market Core Equity (IU) Fund	PAGE 1	28663-STSR-0326

Franklin International Core Equity (IU) Fund
Semi-Annual Shareholder Report | January 31, 2026

This semi-annual shareholder report contains important information about Franklin International Core Equity (IU) Fund for the period August 1, 2025, to January 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-internalusefunds-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Franklin International Core Equity (IU) Fund	$0	0.00%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of January 31, 2026)

Total Net Assets	$396,098,137
Total Number of Portfolio Holdings	202
Portfolio Turnover Rate	48.03%
WHAT DID THE FUND INVEST IN? (as of January 31, 2026)
Portfolio Composition*  (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-internalusefunds-documents, including its:
• proxy voting information • financial information • holdings • tax information
Franklin International Core Equity (IU) Fund	PAGE 1	28662-STSR-0326

Franklin U.S. Core Equity (IU) Fund
Semi-Annual Shareholder Report | January 31, 2026

This semi-annual shareholder report contains important information about Franklin U.S. Core Equity (IU) Fund for the period August 1, 2025, to January 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-internalusefunds-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Franklin U.S. Core Equity (IU) Fund	$0	0.00%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of January 31, 2026)

Total Net Assets	$1,180,679,180
Total Number of Portfolio Holdings	202
Portfolio Turnover Rate	46.10%
WHAT DID THE FUND INVEST IN? (as of January 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-internalusefunds-documents, including its:
• proxy voting information • financial information • holdings • tax information
Franklin U.S. Core Equity (IU) Fund	PAGE 1	28661-STSR-0326

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

Not applicable

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
Franklin
Fund Allocator Series
Financial Statements and Other Important Information
Semi-Annual | January 31, 2026
Franklin Emerging Market Core Equity (IU) Fund
Franklin International Core Equity (IU) Fund
Franklin U.S. Core Equity (IU) Fund
If you need assistance accessing this content, please reach out to your sales representative or send an email to
accessibility@franklintempleton.com .

Table of Contents
franklintempleton.com
Financial Statements and Other Important Information—Semiannual

Financial Highlights and Schedules of Investments 2
Financial Statements 26
Notes to Financial Statements 30
Changes In and Disagreements with Accountants 44
Results of Meeting(s) of Shareholders 44
Remuneration Paid to Directors, Officers and Others 44
Board Approval of Management and Subadvisory Agreements 44

Franklin Fund Allocator Series
Financial Highlights
Franklin Emerging Market Core Equity (IU) Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended January
31, 2026
(unaudited)
Year Ended July 31,
2025 2024 2023 2022 2021
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.78 $10.37 $9.77 $9.23 $11.83 $10.57
Income from investment operations
a
:
Net investment income
b
............. 0.13 0.33 0.31 0.36 0.35 0.28
Net realized and unrealized gains (losses) 2.64 1.56 0.68 0.55 (2.58) 1.34
Total from investment operations ........ 2.77 1.89 0.99 0.91 (2.23) 1.62
Less distributions from:
Net investment income .............. (0.22) (0.48) (0.39) (0.37) (0.37) (0.36)
Net asset value, end of period .......... $14.33 $11.78 $10.37 $9.77 $9.23 $11.83
Total return
c
....................... 23.73% 18.74% 10.67% 10.24% (19.15)% 15.57%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.11% 0.15% 0.17% 0.15% 0.17% 0.14%
Expenses net of waiver and payments by
affiliates .......................... —% —% —% —% —%
e
—%
e
Net investment income ............... 2.01% 3.09% 3.25% 3.92% 3.27% 2.41%
Supplemental data
Net assets, end of period (000’s) ........ $208,398 $161,966 $139,281 $126,226 $109,129 $116,643
Portfolio turnover rate ................ 57.99% 59.40% 69.43% 108.11% 125.41% 108.13%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Schedule of Investments (unaudited), January 31, 2026
Franklin Emerging Market Core Equity (IU) Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks 95.8%
Aerospace & Defense 0.5%
Aselsan Elektronik Sanayi ve Ticaret A/S .................. Turkiye 36,588 $ 256,021
a
Hindustan Aeronautics Ltd. , Reg S ...................... India 16,086 808,193
1,064,214
Air Freight & Logistics 0.2%
a,b,c
JD Logistics, Inc. , 144A , Reg S ......................... China 268,700 384,011
Automobile Components 0.9%
Bosch Ltd. ........................................ India 518 205,912
Huayu Automotive Systems Co. Ltd. , A ................... China 256,500 709,887
Hyundai Mobis Co. Ltd. ............................... South Korea 2,978 930,497
1,846,296
Automobiles 2.3%
BYD Co. Ltd. , A ..................................... China 23,500 307,357
Ford Otomotiv Sanayi A/S ............................. Turkiye 84,493 220,850
Geely Automobile Holdings Ltd. ......................... China 873,000 1,797,065
Great Wall Motor Co. Ltd. , H ........................... China 86,500 146,711
Hero MotoCorp Ltd. ................................. India 6,043 363,984
Kia Corp. ......................................... South Korea 2,530 269,200
SAIC Motor Corp. Ltd. , A .............................. China 87,600 178,109
Tata Motors Passenger Vehicles Ltd. ..................... India 270,538 1,030,988
TVS Motor Co. Ltd. .................................. India 4,761 190,580
a,b
Zhejiang Leapmotor Technology Co. Ltd. , H , 144A , Reg S ..... China 46,900 254,670
4,759,514
Banks 11.9%
Al Rajhi Bank ...................................... Saudi Arabia 24,136 689,235
AMMB Holdings Bhd. ................................ Malaysia 476,600 779,484
Banco de Chile ..................................... Chile 4,719,421 1,040,203
Bank of Baroda ..................................... India 61,028 198,880
Canara Bank ....................................... India 117,417 188,454
Capitec Bank Holdings Ltd. ............................ South Africa 769 206,472
China CITIC Bank Corp. Ltd. , H ......................... China 1,166,000 1,086,003
China Construction Bank Corp. , H ....................... China 2,528,000 2,552,598
China Minsheng Banking Corp. Ltd. , A .................... China 400,900 216,360
Commercial International Bank - Egypt (CIB) ............... Egypt 57,334 163,432
Credicorp Ltd. ...................................... Peru 615 219,451
Dubai Islamic Bank PJSC ............................. United Arab
Emirates 467,160 1,228,994
Emirates NBD Bank PJSC ............................ United Arab
Emirates 73,371 621,331
Grupo Financiero Banorte SAB de CV , O .................. Mexico 19,200 217,060
Hana Financial Group, Inc. ............................ South Korea 32,949 2,289,365
HDFC Bank Ltd. .................................... India 136,422 1,379,401
ICICI Bank Ltd. ..................................... India 33,375 492,035
Industrial & Commercial Bank of China Ltd. , H .............. China 220,000 182,489
Kasikornbank PCL .................................. Thailand 97,500 582,320
KB Financial Group, Inc. .............................. South Korea 15,084 1,411,851
Komercni Banka A/S ................................. Czech Republic 7,078 428,906
National Bank of Kuwait SAKP ......................... Kuwait 61,669 191,074
Nedbank Group Ltd. ................................. South Africa 52,162 856,808
b
NU Holdings Ltd. , A .................................. Brazil 11,845 210,249
OTP Bank Nyrt. ..................................... Hungary 15,795 1,987,517
b
Piraeus Bank SA .................................... Greece 36,679 369,993
Qatar National Bank QPSC ............................ Qatar 86,651 472,109
Riyad Bank ........................................ Saudi Arabia 207,473 1,557,015
Shinhan Financial Group Co. Ltd. ....................... South Korea 42,112 2,461,183
Woori Financial Group, Inc. ............................ South Korea 10,416 217,891

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin Emerging Market Core Equity (IU) Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Banks (continued)
b
Yapi ve Kredi Bankasi A/S ............................. Turkiye 231,210 $ 218,376
24,716,539
Beverages 0.5%
a
Nongfu Spring Co. Ltd. , H , 144A , Reg S .................. China 121,400 744,469
Wuliangye Yibin Co. Ltd. , A ............................ China 17,100 258,142
1,002,611
Biotechnology 0.4%
a
3SBio, Inc. , 144A , Reg S .............................. China 184,500 550,144
a,b
Innovent Biologics, Inc. , 144A , Reg S .................... China 20,000 207,602
757,746
Broadline Retail 3.9%
c
Alibaba Group Holding Ltd. ............................ China 297,500 6,328,892
Falabella SA ....................................... Chile 29,651 230,196
b,c
PDD Holdings, Inc. , ADR .............................. China 5,400 545,670
c
Vipshop Holdings Ltd. , ADR ........................... China 59,833 1,023,743
8,128,501
Capital Markets 1.8%
BSE Ltd. .......................................... India 6,947 211,298
CSC Financial Co. Ltd. , A ............................. China 55,900 193,338
a
HDFC Asset Management Co. Ltd. , 144A , Reg S ........... India 15,659 428,749
Hithink RoyalFlush Information Network Co. Ltd. , A .......... China 27,000 1,355,921
Huatai Securities Co. Ltd. , A ........................... China 82,500 272,349
Korea Investment Holdings Co. Ltd. ..................... South Korea 6,147 919,559
SooChow Securities Co. Ltd. , A ......................... China 150,700 207,615
XP, Inc. , A ......................................... Brazil 10,973 214,083
3,802,912
Chemicals 2.0%
Asian Paints Ltd. .................................... India 30,205 797,603
a,b,d,e
PhosAgro PJSC , GDR , Reg S .......................... Russia 32,310 —
PI Industries Ltd. .................................... India 5,846 203,168
Pidilite Industries Ltd. ................................ India 12,845 199,906
SABIC Agri-Nutrients Co. ............................. Saudi Arabia 21,035 700,825
Solar Industries India Ltd. ............................. India 4,665 684,465
UPL Ltd. .......................................... India 87,614 671,299
Yanbu National Petrochemical Co. ...................... Saudi Arabia 28,785 207,332
Yunnan Yuntianhua Co. Ltd. , A ......................... China 148,300 815,107
4,279,705
Communications Equipment 0.1%
ZTE Corp. , A ....................................... China 33,200 183,510
Construction & Engineering 0.5%
China Communications Services Corp. Ltd. , H .............. China 480,000 291,511
Larsen & Toubro Ltd. ................................. India 13,200 564,793
a
Rail Vikas Nigam Ltd. , Reg S .......................... India 57,550 215,159
1,071,463
Construction Materials 0.1%
Cemex SAB de CV .................................. Mexico 197,100 244,514
Consumer Finance 0.5%
Muthoot Finance Ltd. ................................ India 23,492 978,933
Consumer Staples Distribution & Retail 1.1%
Bid Corp. Ltd. ...................................... South Africa 20,306 508,224

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin Emerging Market Core Equity (IU) Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Consumer Staples Distribution & Retail (continued)
Cencosud SA ...................................... Chile 60,511 $ 202,550
a,b,c
JD Health International, Inc. , 144A , Reg S ................. China 49,700 399,868
President Chain Store Corp. ........................... Taiwan 30,000 203,705
Raia Drogasil SA .................................... Brazil 42,900 199,715
Sumber Alfaria Trijaya Tbk. PT ......................... Indonesia 3,111,000 323,711
Wal-Mart de Mexico SAB de CV ........................ Mexico 146,100 463,648
2,301,421
Diversified Consumer Services 0.1%
c
New Oriental Education & Technology Group, Inc. ........... China 36,900 224,984
Diversified REITs 0.1%
Fibra Uno Administracion SA de CV ..................... Mexico 124,400 193,476
Diversified Telecommunication Services 0.8%
b
Indus Towers Ltd. ................................... India 144,018 698,609
LG Uplus Corp. ..................................... South Korea 33,407 371,343
Ooredoo QPSC ..................................... Qatar 131,827 514,129
1,584,081
Electric Utilities 1.1%
CEZ A/S .......................................... Czech Republic 3,074 176,755
CPFL Energia SA ................................... Brazil 42,600 416,550
b,d,e
Inter RAO UES PJSC ................................ Russia 8,656,700 —
b
Korea Electric Power Corp. ............................ South Korea 33,491 1,350,796
b
PGE Polska Grupa Energetyczna SA .................... Poland 142,529 401,983
2,346,084
Electrical Equipment 2.5%
Contemporary Amperex Technology Co. Ltd. , H ............. China 3,200 199,672
GE Vernova T&D India Ltd. ............................ India 73,284 2,573,494
Havells India Ltd. ................................... India 37,782 527,788
HD Hyundai Electric Co. Ltd. ........................... South Korea 2,613 1,600,841
Sungrow Power Supply Co. Ltd. , A ...................... China 10,400 225,934
5,127,729
Electronic Equipment, Instruments & Components 2.4%
Delta Electronics, Inc. ................................ Taiwan 93,000 3,549,098
Elite Material Co. Ltd. ................................ Taiwan 4,000 216,970
Hon Hai Precision Industry Co. Ltd. ...................... Taiwan 141,000 974,652
Lingyi iTech Guangdong Co. , A ......................... China 90,800 191,222
4,931,942
Entertainment 1.4%
37 Interactive Entertainment Network Technology Group Co. Ltd. ,
A .............................................. China 66,600 253,928
International Games System Co. Ltd. .................... Taiwan 5,000 113,548
c
NetEase, Inc. ...................................... China 100,100 2,595,601
2,963,077
Financial Services 0.3%
Bajaj Holdings & Investment Ltd. ........................ India 1,912 224,613
Meritz Financial Group, Inc. ............................ South Korea 3,658 295,769
Remgro Ltd. ....................................... South Africa 18,114 204,992
725,374
Food Products 1.7%
Britannia Industries Ltd. ............................... India 21,707 1,382,948
Charoen Pokphand Foods PCL ......................... Thailand 624,500 409,078

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin Emerging Market Core Equity (IU) Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Food Products (continued)
Gruma SAB de CV , B ................................ Mexico 27,380 $ 493,031
Indofood Sukses Makmur Tbk. PT ....................... Indonesia 642,600 260,954
Nestle Malaysia Bhd. ................................ Malaysia 7,000 198,884
Want Want China Holdings Ltd. ......................... China 913,000 550,635
Wens Foodstuff Group Co. Ltd. , A ....................... China 88,700 199,139
3,494,669
Gas Utilities 0.2%
Kunlun Energy Co. Ltd. ............................... China 318,000 325,817
Health Care Equipment & Supplies 0.1%
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. , A ........ China 9,000 244,966
Health Care Providers & Services 0.4%
Apollo Hospitals Enterprise Ltd. ......................... India 3,219 243,773
Bumrungrad Hospital PCL ............................. Thailand 98,900 526,189
769,962
Hotels, Restaurants & Leisure 0.7%
OPAP SA ......................................... Greece 32,325 651,379
Yum China Holdings, Inc. ............................. China 14,700 730,923
1,382,302
Household Durables 0.2%
Gree Electric Appliances, Inc. of Zhuhai , A ................. China 31,313 174,469
Midea Group Co. Ltd. , A .............................. China 17,700 197,685
372,154
Household Products 0.1%
Kimberly-Clark de Mexico SAB de CV , A .................. Mexico 87,300 193,373
Independent Power and Renewable Electricity Producers 0.5%
b
Adani Power Ltd. ................................... India 421,154 619,947
NTPC Ltd. ......................................... India 121,391 470,337
1,090,284
Industrial Conglomerates 0.1%
Bidvest Group Ltd. .................................. South Africa 13,270 192,013
Insurance 3.2%
Caixa Seguridade Participacoes SA ..................... Brazil 116,900 384,502
China Life Insurance Co. Ltd. , H ........................ China 254,000 1,130,361
China Pacific Insurance Group Co. Ltd. , A ................. China 31,700 207,670
Co. for Cooperative Insurance (The) ..................... Saudi Arabia 14,430 527,078
DB Insurance Co. Ltd. ................................ South Korea 5,562 549,133
OUTsurance Group Ltd. .............................. South Africa 163,822 724,199
People's Insurance Co. Group of China Ltd. (The) , H ......... China 417,000 362,595
PICC Property & Casualty Co. Ltd. , H .................... China 1,102,000 2,281,358
Ping An Insurance Group Co. of China Ltd. , A .............. China 22,300 214,053
Powszechny Zaklad Ubezpieczen SA .................... Poland 10,414 204,909
6,585,858
Interactive Media & Services 5.7%
a,c
Kuaishou Technology , 144A , Reg S ...................... China 162,400 1,659,259
c
Tencent Holdings Ltd. ................................ China 133,500 10,261,051
11,920,310
IT Services 1.7%
HCL Technologies Ltd. ............................... India 12,898 238,002
Infosys Ltd. ........................................ India 38,151 682,379

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin Emerging Market Core Equity (IU) Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
IT Services (continued)
Tata Consultancy Services Ltd. ......................... India 76,419 $ 2,598,865
3,519,246
Life Sciences Tools & Services 0.1%
WuXi AppTec Co. Ltd. , A .............................. China 17,700 242,585
Machinery 1.6%
HD Korea Shipbuilding & Offshore Engineering Co. Ltd. ...... South Korea 4,168 1,193,856
Sinotruk Hong Kong Ltd. .............................. China 134,000 615,352
b
Tata Motors Ltd. .................................... India 267,707 1,334,352
Yutong Bus Co. Ltd. , A ............................... China 40,500 180,104
3,323,664
Marine Transportation 0.2%
COSCO SHIPPING Holdings Co. Ltd. , H .................. China 274,500 482,286
Metals & Mining 4.1%
Aluminum Corp. of China Ltd. , H ........................ China 730,000 1,274,632
Anglogold Ashanti plc ................................ Australia 3,840 346,167
China Gold International Resources Corp. Ltd. ............. China 17,900 453,245
China Hongqiao Group Ltd. ............................ China 44,000 201,242
CMOC Group Ltd. , A ................................. China 60,700 209,326
b,d,e
GMK Norilskiy Nickel PAO ............................. Russia 316,400 —
Gold Fields Ltd. ..................................... South Africa 3,785 187,186
Harmony Gold Mining Co. Ltd. ......................... South Africa 62,664 1,331,520
Hindalco Industries Ltd. ............................... India 69,056 718,825
NMDC Ltd. ........................................ India 493,905 435,078
b,d,e
Novolipetsk Steel PJSC .............................. Russia 347,890 —
b,d,e
Severstal PAO ..................................... Russia 48,409 —
Vale SA ........................................... Brazil 98,200 1,573,365
Vedanta Ltd. ....................................... India 258,839 1,914,321
8,644,907
Oil, Gas & Consumable Fuels 4.3%
Coal India Ltd. ..................................... India 258,589 1,240,421
HD Hyundai Co. Ltd. ................................. South Korea 8,319 1,350,073
Hindustan Petroleum Corp. Ltd. ......................... India 33,967 157,661
ORLEN SA ........................................ Poland 85,084 2,585,924
PetroChina Co. Ltd. , A ................................ China 1,726,300 2,741,515
Reliance Industries Ltd. ............................... India 11,051 167,919
United Tractors Tbk. PT .............................. Indonesia 289,100 450,377
Yankuang Energy Group Co. Ltd. , A ..................... China 100,100 210,491
8,904,381
Passenger Airlines 0.9%
Eva Airways Corp. ................................... Taiwan 818,000 968,216
a
InterGlobe Aviation Ltd. , 144A , Reg S .................... India 17,901 894,615
1,862,831
Personal Care Products 0.2%
Colgate-Palmolive India Ltd. ........................... India 22,446 516,118
Pharmaceuticals 1.9%
Changchun High-Tech Industry Group Co. Ltd. , A ........... China 14,300 197,346
CSPC Pharmaceutical Group Ltd. ....................... China 729,600 895,027
Haisco Pharmaceutical Group Co. Ltd. , A ................. China 26,400 192,507
Jiangsu Hengrui Pharmaceuticals Co. Ltd. , A ............... China 25,000 209,102
Lupin Ltd. ......................................... India 33,635 788,205
Sino Biopharmaceutical Ltd. ........................... China 1,653,000 1,402,581

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin Emerging Market Core Equity (IU) Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Pharmaceuticals (continued)
Sun Pharmaceutical Industries Ltd. ...................... India 19,846 $ 344,398
4,029,166
Real Estate Management & Development 1.5%
Emaar Development PJSC ............................ United Arab
Emirates 189,945 889,600
Emaar Properties PJSC .............................. United Arab
Emirates 550,072 2,250,176
3,139,776
Semiconductors & Semiconductor Equipment 18.7%
Global Unichip Corp. ................................. Taiwan 3,000 246,142
MediaTek, Inc. ..................................... Taiwan 71,000 3,938,408
Novatek Microelectronics Corp. ......................... Taiwan 17,000 201,715
Realtek Semiconductor Corp. .......................... Taiwan 62,000 948,587
Rockchip Electronics Co. Ltd. , A ........................ China 7,400 203,248
SK Hynix, Inc. ...................................... South Korea 9,390 5,862,904
Taiwan Semiconductor Manufacturing Co. Ltd. ............. Taiwan 497,000 27,482,081
38,883,085
Software 0.3%
360 Security Technology, Inc. , A ........................ China 114,000 199,028
TOTVS SA ........................................ Brazil 63,700 539,472
738,500
Specialty Retail 1.5%
China Tourism Group Duty Free Corp. Ltd. , A .............. China 14,600 187,642
Chow Tai Fook Jewellery Group Ltd. ..................... China 116,600 214,298
Jarir Marketing Co. .................................. Saudi Arabia 82,091 312,301
Petronas Dagangan Bhd. ............................. Malaysia 83,600 449,400
a,c
Pop Mart International Group Ltd. , 144A , Reg S ............ China 53,200 1,520,805
Trent Ltd. ......................................... India 4,805 197,893
Vibra Energia SA .................................... Brazil 41,500 226,790
3,109,129
Technology Hardware, Storage & Peripherals 7.3%
Asia Vital Components Co. Ltd. ......................... Taiwan 23,000 1,044,948
King Slide Works Co. Ltd. ............................. Taiwan 3,000 295,335
Lite-On Technology Corp. ............................. Taiwan 213,000 1,094,859
Pegatron Corp. ..................................... Taiwan 77,000 169,800
Samsung Electronics Co. Ltd. .......................... South Korea 113,320 12,519,002
15,123,944
Textiles, Apparel & Luxury Goods 0.5%
ANTA Sports Products Ltd. ............................ China 48,000 479,517
Bosideng International Holdings Ltd. ..................... China 756,000 461,384
Page Industries Ltd. ................................. India 467 167,620
1,108,521
Transportation Infrastructure 1.1%
Grupo Aeroportuario del Centro Norte SAB de CV , B ......... Mexico 14,500 211,036
International Container Terminal Services, Inc. .............. Philippines 197,170 2,159,593
2,370,629
Wireless Telecommunication Services 1.6%
Advanced Info Service PCL ............................ Thailand 29,500 327,167
Bharti Airtel Ltd. .................................... India 13,361 286,553
Etihad Etisalat Co. .................................. Saudi Arabia 55,720 1,048,545
MTN Group Ltd. .................................... South Africa 83,673 929,153

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin Emerging Market Core Equity (IU) Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

See Abbreviations on page 43 .
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Wireless Telecommunication Services (continued)
TIM SA ........................................... Brazil 178,600 $ 832,126
3,423,544
Total Common Stocks (Cost $ 136,448,273 ) ...................................
199,612,657
Preferred Stocks 3.6%
Banks 3.6%
f
Banco Bradesco SA , 6 .74% ........................... Brazil 624,900 2,530,354
f
Grupo Cibest SA , 5 .99% .............................. Colombia 22,311 455,648
f
Itau Unibanco Holding SA , 9 .78% ....................... Brazil 363,554 3,143,168
f
Itausa SA , 9 .14% ................................... Brazil 541,343 1,405,110
7,534,280
Total Preferred Stocks (Cost $ 4,876,129 ) .....................................
7,534,280
Total Long Term Investments (Cost $ 141,324,402 ) .............................
207,146,937
a
Short Term Investments 3.3%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 3.3%
g,h
Franklin Institutional U.S. Government Money Market Fund ,
3.603% ......................................... United States 6,775,904 6,775,904
Total Money Market Funds (Cost $ 6,775,904 ) .................................
6,775,904
Total Short Term Investments (Cost $ 6,775,904 ) ...............................
6,775,904
a
Total Investments (Cost $ 148,100,306 ) 102.7% ................................
$213,922,841
Other Assets, less Liabilities (2.7) % .........................................
(5,524,414)
Net Assets 100.0% .........................................................
$208,398,427
a a a
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At January 31, 2026, the aggregate value of these securities was $8,067,544, representing 3.9% of net assets.
b
Non-income producing.
c
Variable interest entity (VIE). See Note 6 regarding investments made through a VIE structure. At January 31, 2026, the aggregate value of these securities was
$24,943,884, representing 12.0% of net assets.
d
Fair valued using significant unobservable inputs. See Note 8 regarding fair value measurements.
e
See Note 6 regarding investments in Russian securities.
f
Variable rate security. The rate shown represents the yield at period end.
g
See Note 3(d) regarding investments in affiliated management investment companies.
h
The rate shown is the annualized seven-day effective yield at period end.

Franklin Fund Allocator Series
Financial Highlights
Franklin International Core Equity (IU) Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended January
31, 2026
(unaudited)
Year Ended July 31,
2025 2024 2023 2022 2021
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $13.48 $12.50 $11.33 $10.18 $13.09 $10.31
Income from investment operations
a
:
Net investment income
b
............. 0.08 0.34 0.34 0.37 0.34 0.35
Net realized and unrealized gains (losses) 2.30 1.22 1.28 1.16 (2.26) 2.80
Total from investment operations ........ 2.38 1.56 1.62 1.53 (1.92) 3.15
Less distributions from:
Net investment income .............. (0.13) (0.48) (0.45) (0.38) (0.42) (0.37)
Net realized gains ................. (1.40) (0.10) — — (0.57) —
Total distributions ................... (1.53) (0.58) (0.45) (0.38) (0.99) (0.37)
Net asset value, end of period .......... $14.33 $13.48 $12.50 $11.33 $10.18 $13.09
Total return
c
....................... 18.32% 12.96% 14.79% 15.44% (15.56)% 31.00%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.06% 0.05% 0.02% 0.03% 0.04% 0.04%
Expenses net of waiver and payments by
affiliates .......................... —% —% —% —%
e
—% —%
e
Net investment income ............... 1.11% 2.73% 2.91% 3.62% 2.94% 2.93%
Supplemental data
Net assets, end of period (000’s) ........ $396,098 $435,754 $941,318 $944,165 $800,757 $360,375
Portfolio turnover rate ................ 48.03% 65.93%
f
59.10% 101.79% 125.21% 103.80%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 3(f) for prior year information.

Franklin Fund Allocator Series
Schedule of Investments (unaudited), January 31, 2026
Franklin International Core Equity (IU) Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks 98.5%
Aerospace & Defense 2.8%
Airbus SE ......................................... France 1,519 $ 347,775
BAE Systems plc ................................... United Kingdom 13,597 369,117
Dassault Aviation SA ................................. France 2,111 802,550
Leonardo SpA ...................................... Italy 13,265 886,455
Rolls-Royce Holdings plc ............................. United Kingdom 26,022 435,009
Safran SA ......................................... France 16,797 6,001,424
Thales SA ......................................... France 7,184 2,199,209
11,041,539
Air Freight & Logistics 0.5%
Deutsche Post AG ................................... Germany 34,035 1,903,527
Automobile Components 0.7%
Aisin Corp. ........................................ Japan 19,500 349,342
Continental AG ..................................... Germany 25,398 1,998,551
Sumitomo Electric Industries Ltd. ....................... Japan 9,000 394,016
2,741,909
Automobiles 1.3%
Ferrari NV ......................................... Italy 827 275,843
Isuzu Motors Ltd. ................................... Japan 34,151 550,166
Mercedes-Benz Group AG ............................ Germany 22,678 1,549,911
Subaru Corp. ...................................... Japan 17,352 372,516
Suzuki Motor Corp. .................................. Japan 140,200 1,911,637
Toyota Motor Corp. .................................. Japan 18,682 423,437
5,083,510
Banks 16.3%
AIB Group plc ...................................... Ireland 336,245 3,758,595
Banco Bilbao Vizcaya Argentaria SA ..................... Spain 15,848 402,280
Banco de Sabadell SA ............................... Spain 98,511 386,438
Banco Santander SA ................................. Spain 31,750 405,386
Barclays plc ....................................... United Kingdom 483,716 3,228,353
BNP Paribas SA .................................... France 56,123 6,068,723
CaixaBank SA ...................................... Spain 343,012 4,527,823
Commerzbank AG ................................... Germany 13,483 554,215
Commonwealth Bank of Australia ....................... Australia 3,613 374,021
Danske Bank A/S ................................... Denmark 7,797 397,242
Erste Group Bank AG ................................ Austria 6,584 855,979
FinecoBank Banca Fineco SpA ......................... Italy 15,046 398,873
HSBC Holdings plc .................................. United Kingdom 548,883 9,682,804
ING Groep NV ..................................... Netherlands 188,913 5,571,219
Intesa Sanpaolo SpA ................................. Italy 384,094 2,719,152
Mitsubishi UFJ Financial Group, Inc. ..................... Japan 432,150 7,826,396
NatWest Group plc .................................. United Kingdom 600,824 5,476,382
Societe Generale SA ................................. France 60,360 5,289,317
Standard Chartered plc ............................... United Kingdom 15,602 399,200
UniCredit SpA ...................................... Italy 70,161 6,114,255
64,436,653
Beverages 0.5%
Coca-Cola HBC AG ................................. Italy 38,966 2,116,230
Biotechnology 0.2%
a
Argenx SE ........................................ Netherlands 489 411,235
a
Genmab A/S ....................................... Denmark 1,669 543,736
954,971

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin International Core Equity (IU) Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Broadline Retail 1.5%
Next plc .......................................... United Kingdom 20,929 $ 3,799,847
Ryohin Keikaku Co. Ltd. .............................. Japan 37,000 737,958
a
Sea Ltd. , ADR ...................................... Singapore 6,495 756,603
Wesfarmers Ltd. .................................... Australia 12,484 720,159
6,014,567
Building Products 0.9%
Belimo Holding AG .................................. Switzerland 403 440,792
Cie de Saint-Gobain SA .............................. France 27,054 2,670,380
Geberit AG ........................................ Switzerland 784 598,655
3,709,827
Capital Markets 3.7%
3i Group plc ....................................... United Kingdom 80,925 3,717,623
Deutsche Bank AG .................................. Germany 130,400 5,145,729
Deutsche Boerse AG ................................. Germany 1,735 439,346
Hong Kong Exchanges & Clearing Ltd. ................... Hong Kong 6,800 374,892
Nomura Holdings, Inc. ................................ Japan 41,700 377,899
Singapore Exchange Ltd. ............................. Singapore 295,944 4,100,634
UBS Group AG ..................................... Switzerland 9,438 446,563
14,602,686
Chemicals 2.0%
Air Liquide SA ...................................... France 1,808 338,570
Asahi Kasei Corp. ................................... Japan 90,900 881,822
BASF SE ......................................... Germany 10,993 595,974
EMS-Chemie Holding AG ............................. Switzerland 552 429,163
Givaudan SA ....................................... Switzerland 558 2,156,943
Mitsubishi Chemical Group Corp. ....................... Japan 120,000 792,265
Nitto Denko Corp. ................................... Japan 120,241 2,672,156
7,866,893
Commercial Services & Supplies 0.1%
Brambles Ltd. ...................................... Australia 23,383 362,968
Communications Equipment 1.3%
Nokia OYJ ........................................ Finland 58,803 378,745
Telefonaktiebolaget LM Ericsson , B ...................... Sweden 456,980 4,949,169
5,327,914
Construction & Engineering 0.9%
ACS Actividades de Construccion y Servicios SA ............ Spain 25,012 2,806,253
Eiffage SA ......................................... France 2,616 387,972
Skanska AB , B ..................................... Sweden 13,473 409,205
3,603,430
Construction Materials 0.9%
Heidelberg Materials AG .............................. Germany 5,781 1,583,247
Holcim AG ........................................ United States 18,748 1,932,335
3,515,582
Consumer Staples Distribution & Retail 1.4%
Carrefour SA ....................................... France 27,546 451,181
Coles Group Ltd. .................................... Australia 75,606 1,117,067
Koninklijke Ahold Delhaize NV .......................... Netherlands 81,761 3,196,868
Tesco plc ......................................... United Kingdom 107,960 628,198
5,393,314

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin International Core Equity (IU) Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Diversified Consumer Services 0.1%
Pearson plc ....................................... United Kingdom 25,023 $ 329,126
Diversified REITs 0.8%
Stockland ......................................... Australia 813,669 3,044,429
Diversified Telecommunication Services 2.6%
Deutsche Telekom AG ................................ Germany 143,086 4,801,721
Telenor ASA ....................................... Norway 33,220 558,812
Telia Co. AB ....................................... Sweden 384,706 1,757,515
Telstra Group Ltd. ................................... Australia 982,862 3,339,072
10,457,120
Electric Utilities 3.0%
Endesa SA ........................................ Spain 10,708 394,617
Enel SpA ......................................... Italy 502,746 5,554,620
Iberdrola SA ....................................... Spain 260,241 5,850,934
11,800,171
Electrical Equipment 4.0%
ABB Ltd. .......................................... Switzerland 74,148 6,384,001
Fujikura Ltd. ....................................... Japan 35,700 4,487,025
Mitsubishi Electric Corp. .............................. Japan 125,685 3,929,153
Schneider Electric SE ................................ United States 1,387 397,656
a
Siemens Energy AG ................................. Germany 2,730 465,138
15,662,973
Electronic Equipment, Instruments & Components 0.3%
Yokogawa Electric Corp. .............................. Japan 41,647 1,388,465
Entertainment 0.2%
Nintendo Co. Ltd. ................................... Japan 4,727 292,722
Toho Co. Ltd. ...................................... Japan 6,300 320,659
613,381
Financial Services 0.4%
EXOR NV ......................................... Netherlands 4,406 361,760
Industrivarden AB , A ................................. Sweden 9,650 482,408
ORIX Corp. ........................................ Japan 22,100 673,506
1,517,674
Food Products 3.1%
Ajinomoto Co., Inc. .................................. Japan 196,400 4,493,011
Nestle SA ......................................... United States 62,708 5,984,008
b
WH Group Ltd. , 144A , Reg S .......................... Hong Kong 1,493,192 1,762,110
12,239,129
Gas Utilities 0.7%
Tokyo Gas Co. Ltd. .................................. Japan 62,345 2,765,977
Health Care Equipment & Supplies 1.8%
Cochlear Ltd. ...................................... Australia 3,810 710,158
Fisher & Paykel Healthcare Corp. Ltd. .................... New Zealand 39,924 932,679
Hoya Corp. ........................................ Japan 30,159 5,059,350
Sonova Holding AG .................................. Switzerland 1,469 402,041
7,104,228
Health Care Technology 0.2%
Pro Medicus Ltd. .................................... Australia 6,341 810,655
Hotels, Restaurants & Leisure 0.4%
Aristocrat Leisure Ltd. ................................ Australia 29,863 1,109,403

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin International Core Equity (IU) Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Hotels, Restaurants & Leisure (continued)
Compass Group plc ................................. United Kingdom 11,679 $ 350,200
1,459,603
Household Durables 0.9%
Sony Group Corp. ................................... Japan 166,800 3,677,591
Independent Power and Renewable Electricity Producers 0.4%
RWE AG .......................................... Germany 25,052 1,590,900
Industrial Conglomerates 1.2%
Hitachi Ltd. ........................................ Japan 55,507 1,926,100
Siemens AG ....................................... Germany 8,982 2,715,531
4,641,631
Industrial REITs 0.1%
CapitaLand Ascendas REIT ............................ Singapore 172,300 385,583
Insurance 4.6%
Aegon Ltd. ........................................ United States 71,128 558,674
AIA Group Ltd. ..................................... Hong Kong 547,946 6,321,917
Allianz SE ......................................... Germany 864 380,438
AXA SA ........................................... France 112,519 5,130,770
Insurance Australia Group Ltd. ......................... Australia 71,771 378,387
Medibank Pvt Ltd. ................................... Australia 119,101 382,155
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Germany 3,349 2,029,751
QBE Insurance Group Ltd. ............................ Australia 28,855 395,480
Sompo Holdings, Inc. ................................ Japan 10,465 360,881
Suncorp Group Ltd. .................................. Australia 193,693 2,280,141
18,218,594
IT Services 0.8%
Fujitsu Ltd. ........................................ Japan 13,600 377,887
NEC Corp. ........................................ Japan 78,120 2,648,241
3,026,128
Leisure Products 1.0%
Bandai Namco Holdings, Inc. .......................... Japan 151,400 3,928,637
Machinery 4.0%
Atlas Copco AB , A ................................... Sweden 122,404 2,524,240
Atlas Copco AB , B ................................... Sweden 23,350 420,012
GEA Group AG ..................................... Germany 26,500 1,894,826
Komatsu Ltd. ...................................... Japan 11,032 422,252
Kone OYJ , B ....................................... Finland 5,341 383,830
Makita Corp. ....................................... Japan 14,271 495,854
Schindler Holding AG ................................ Switzerland 3,697 1,426,460
Schindler Holding AG ................................ Switzerland 4,118 1,514,524
SMC Corp. ........................................ Japan 1,000 388,771
Techtronic Industries Co. Ltd. .......................... Hong Kong 123,500 1,685,960
Volvo AB , B ........................................ Sweden 11,335 411,885
Wartsila OYJ Abp ................................... Finland 79,443 3,220,624
Yangzijiang Shipbuilding Holdings Ltd. .................... China 427,500 1,122,749
15,911,987
Marine Transportation 0.2%
Kuehne + Nagel International AG ....................... Switzerland 1,825 422,601
SITC International Holdings Co. Ltd. ..................... China 91,000 339,810
762,411

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin International Core Equity (IU) Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Media 0.1%
Publicis Groupe SA .................................. France 3,751 $ 374,906
Metals & Mining 2.0%
BHP Group Ltd. .................................... Australia 12,296 423,503
a
Boliden AB ........................................ Sweden 6,081 425,833
Evolution Mining Ltd. ................................. Australia 44,299 425,413
Fortescue Ltd. ...................................... Australia 167,556 2,426,356
Fresnillo plc ....................................... Mexico 9,992 492,072
Glencore plc ....................................... Australia 483,468 3,295,974
JX Advanced Metals Corp. ............................ Japan 27,800 449,842
7,938,993
Multi-Utilities 0.7%
Centrica plc ....................................... United Kingdom 870,690 2,279,911
E.ON SE .......................................... Germany 19,670 417,198
2,697,109
Oil, Gas & Consumable Fuels 2.6%
BP plc ............................................ United States 58,575 371,398
ENEOS Holdings, Inc. ................................ Japan 50,600 427,667
Equinor ASA ....................................... Norway 106,053 2,850,549
Idemitsu Kosan Co. Ltd. .............................. Japan 64,269 545,340
Shell plc .......................................... United States 97,049 3,730,516
TotalEnergies SE ................................... France 34,365 2,499,324
10,424,794
Passenger Airlines 1.2%
International Consolidated Airlines Group SA ............... United Kingdom 411,279 2,359,021
Qantas Airways Ltd. ................................. Australia 366,535 2,562,678
4,921,699
Personal Care Products 1.7%
L'Oreal SA ........................................ France 8,623 3,961,747
Unilever plc ........................................ United Kingdom 38,029 2,587,091
6,548,838
Pharmaceuticals 9.5%
AstraZeneca plc .................................... United Kingdom 17,520 3,264,223
Chugai Pharmaceutical Co. Ltd. ........................ Japan 40,800 2,330,526
GSK plc .......................................... United States 232,586 6,015,060
Ipsen SA .......................................... France 6,799 1,110,721
Novartis AG ....................................... United States 62,069 9,209,166
Novo Nordisk A/S , B ................................. Denmark 45,117 2,679,014
Orion OYJ , B ...................................... Finland 5,035 416,385
Roche Holding AG .................................. United States 5,342 2,468,652
Roche Holding AG .................................. United States 16,919 7,693,745
Sanofi SA ......................................... United States 10,228 964,743
UCB SA .......................................... Belgium 4,579 1,395,339
37,547,574
Professional Services 1.3%
Recruit Holdings Co. Ltd. ............................. Japan 63,353 3,337,042
RELX plc ......................................... United Kingdom 34,310 1,216,359
Wolters Kluwer NV .................................. Netherlands 7,915 743,243
5,296,644
Real Estate Management & Development 1.6%
CK Asset Holdings Ltd. ............................... Hong Kong 269,288 1,577,527
Mitsubishi Estate Co. Ltd. ............................. Japan 14,756 376,070

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin International Core Equity (IU) Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Real Estate Management & Development (continued)
Mitsui Fudosan Co. Ltd. .............................. Japan 351,900 $ 4,035,204
Sun Hung Kai Properties Ltd. .......................... Hong Kong 31,500 505,855
6,494,656
Retail REITs 0.1%
Klepierre SA ....................................... France 9,321 359,077
Semiconductors & Semiconductor Equipment 4.4%
Advantest Corp. .................................... Japan 15,600 2,580,031
ASML Holding NV ................................... Netherlands 6,331 9,078,059
Tokyo Electron Ltd. .................................. Japan 21,438 5,712,350
17,370,440
Software 1.9%
a
Check Point Software Technologies Ltd. .................. Israel 7,941 1,425,489
Sage Group plc (The) ................................ United Kingdom 133,064 1,744,895
SAP SE .......................................... Germany 19,761 3,947,624
a
Trend Micro, Inc. .................................... Japan 7,700 302,055
a
Xero Ltd. .......................................... New Zealand 4,780 311,519
7,731,582
Specialty Retail 0.1%
Industria de Diseno Textil SA ........................... Spain 5,737 373,307
Technology Hardware, Storage & Peripherals 0.2%
Canon, Inc. ........................................ Japan 12,200 371,355
Logitech International SA ............................. Switzerland 6,135 528,543
899,898
Textiles, Apparel & Luxury Goods 1.9%
adidas AG ......................................... Germany 5,757 1,020,737
Asics Corp. ........................................ Japan 122,317 2,944,498
Hermes International SCA ............................. France 502 1,207,812
LVMH Moet Hennessy Louis Vuitton SE .................. France 2,188 1,412,145
Pandora A/S ....................................... Denmark 13,740 1,112,166
7,697,358
Tobacco 0.6%
Imperial Brands plc .................................. United Kingdom 58,172 2,450,075
Trading Companies & Distributors 1.1%
AerCap Holdings NV ................................. Ireland 5,198 746,745
MonotaRO Co. Ltd. .................................. Japan 25,000 337,224
Rexel SA ......................................... France 31,844 1,334,441
Toyota Tsusho Corp. ................................. Japan 52,200 1,901,084
4,319,494
Transportation Infrastructure 0.9%
b
Aena SME SA , 144A , Reg S ........................... Spain 118,670 3,685,603
Wireless Telecommunication Services 0.8%
SoftBank Group Corp. ................................ Japan 12,900 352,265
Tele2 AB , B ........................................ Sweden 23,216 427,140
Vodafone Group plc ................................. United Kingdom 1,625,236 2,393,528
3,172,933
Total Common Stocks (Cost $ 274,681,709 ) ...................................
390,316,893

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin International Core Equity (IU) Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Short Term Investments 1.1%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 1.1%
c,d
Franklin Institutional U.S. Government Money Market Fund ,
3.603% ......................................... United States 4,527,487 $ 4,527,487
Total Money Market Funds (Cost $ 4,527,487 ) .................................
4,527,487
Total Short Term Investments (Cost $ 4,527,487 ) ...............................
4,527,487
a
Total Investments (Cost $ 279,209,196 ) 99.6% .................................
$394,844,380
Other Assets, less Liabilities 0.4% ...........................................
1,253,757
Net Assets 100.0% .........................................................
$396,098,137
a a a
See Abbreviations on page 43 .
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At January 31, 2026, the aggregate value of these securities was $5,447,713, representing 1.4% of net assets.
c
See Note 3(d) regarding investments in affiliated management investment companies.
d
The rate shown is the annualized seven-day effective yield at period end.

Franklin Fund Allocator Series
Financial Highlights
Franklin U.S. Core Equity (IU) Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended January
31, 2026
(unaudited)
Year Ended July 31,
2025 2024 2023 2022 2021
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $18.27 $17.10 $13.64 $13.12 $14.99 $11.31
Income from investment operations
a
:
Net investment income
b
............. 0.12 0.23 0.19 0.20 0.24 0.21
Net realized and unrealized gains (losses) 2.05 2.50 3.45 0.94 (0.81) 3.74
Total from investment operations ........ 2.17 2.73 3.64 1.14 (0.57) 3.95
Less distributions from:
Net investment income .............. (0.08) (0.24) (0.18) (0.21) (0.20) (0.20)
Net realized gains ................. (0.45) (1.32) — (0.41) (1.10) (0.07)
Total distributions ................... (0.53) (1.56) (0.18) (0.62) (1.30) (0.27)
Net asset value, end of period .......... $19.91 $18.27 $17.10 $13.64 $13.12 $14.99
Total return
c
....................... 11.93% 16.70% 26.88% 9.31% (4.42)% 35.39%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.01% 0.01% 0.01% 0.01% 0.01% 0.01%
Expenses net of waiver and payments by
affiliates .......................... —% —% —% —%
e
—%
e
—%
e
Net investment income ............... 1.25% 1.31% 1.31% 1.59% 1.73% 1.60%
Supplemental data
Net assets, end of period (000’s) ........ $1,180,679 $1,084,222 $2,022,211 $1,802,029 $2,053,864 $1,316,677
Portfolio turnover rate ................ 46.10% 63.98%
f
76.33% 95.10% 128.24% 98.39%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 3(f) for prior year information.

Franklin Fund Allocator Series
Schedule of Investments (unaudited), January 31, 2026
Franklin U.S. Core Equity (IU) Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Shares
a
Value
a
Common Stocks 99.0%
Aerospace & Defense 3.1%
General Dynamics Corp. .............................................. 37,276 $ 13,087,231
General Electric Co. ................................................. 56,908 17,458,805
Howmet Aerospace, Inc. .............................................. 6,108 1,270,953
Lockheed Martin Corp. ............................................... 2,450 1,553,839
Northrop Grumman Corp. ............................................. 1,961 1,357,522
RTX Corp. ........................................................ 7,315 1,469,803
36,198,153
Air Freight & Logistics 1.3%
Expeditors International of Washington, Inc. ............................... 7,756 1,245,148
FedEx Corp. ....................................................... 41,576 13,397,866
United Parcel Service, Inc. , B .......................................... 11,887 1,262,637
15,905,651
Automobiles 3.3%
Ford Motor Co. ..................................................... 703,421 9,763,484
General Motors Co. .................................................. 156,964 13,184,976
a
Tesla, Inc. ......................................................... 37,537 16,156,300
39,104,760
Banks 3.9%
Bank of America Corp. ............................................... 21,329 1,134,703
Citigroup, Inc. ...................................................... 132,697 15,354,370
First Horizon Corp. .................................................. 47,291 1,158,156
JPMorgan Chase & Co. ............................................... 30,558 9,347,387
a
NU Holdings Ltd. , A .................................................. 71,634 1,271,503
PNC Financial Services Group, Inc. (The) ................................. 5,319 1,187,733
Wells Fargo & Co. ................................................... 182,504 16,514,787
45,968,639
Beverages 1.0%
a
Boston Beer Co., Inc. (The) , A .......................................... 5,568 1,189,436
a
Monster Beverage Corp. .............................................. 93,616 7,560,428
PepsiCo, Inc. ...................................................... 18,875 2,899,767
11,649,631
Biotechnology 2.8%
AbbVie, Inc. ....................................................... 5,258 1,172,586
Amgen, Inc. ....................................................... 3,549 1,213,332
a
BioMarin Pharmaceutical, Inc. .......................................... 21,081 1,191,920
a
Exelixis, Inc. ....................................................... 87,660 3,625,618
Gilead Sciences, Inc. ................................................ 119,746 16,997,945
a
Incyte Corp. ....................................................... 17,100 1,711,197
Regeneron Pharmaceuticals, Inc. ....................................... 8,580 6,361,641
a
Vertex Pharmaceuticals, Inc. ........................................... 2,685 1,261,681
33,535,920
Broadline Retail 4.0%
a
Amazon.com, Inc. ................................................... 193,562 46,319,386
eBay, Inc. ......................................................... 12,895 1,176,282
47,495,668
Building Products 0.3%
Allegion plc ........................................................ 6,921 1,144,664
Johnson Controls International plc ....................................... 10,552 1,258,432

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin U.S. Core Equity (IU) Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Shares
a
Value
a
Common Stocks
(continued)
Building Products (continued)
Trane Technologies plc ............................................... 2,611 $ 1,098,134
3,501,230
Capital Markets 2.5%
Ameriprise Financial, Inc. ............................................. 2,488 1,311,649
Bank of New York Mellon Corp. (The) .................................... 10,136 1,215,509
Charles Schwab Corp. (The) ........................................... 11,305 1,174,816
Evercore, Inc. , A .................................................... 3,803 1,343,486
Goldman Sachs Group, Inc. (The) ....................................... 1,717 1,606,099
Janus Henderson Group plc ........................................... 154,649 7,443,256
Moody's Corp. ...................................................... 2,329 1,200,739
Morgan Stanley ..................................................... 17,397 3,180,171
a
Robinhood Markets, Inc. , A ............................................ 9,194 914,619
SEI Investments Co. ................................................. 87,729 7,706,993
State Street Corp. ................................................... 8,729 1,142,277
Stifel Financial Corp. ................................................. 9,476 1,168,391
29,408,005
Chemicals 0.4%
Corteva, Inc. ....................................................... 40,676 2,961,213
Sherwin-Williams Co. (The) ............................................ 3,367 1,194,073
4,155,286
Commercial Services & Supplies 0.1%
Cintas Corp. ....................................................... 5,992 1,146,809
Communications Equipment 0.9%
a
Arista Networks, Inc. ................................................. 49,310 6,989,199
Cisco Systems, Inc. ................................................. 24,462 1,915,864
Ubiquiti, Inc. ....................................................... 2,067 1,139,785
10,044,848
Construction & Engineering 0.2%
EMCOR Group, Inc. ................................................. 1,710 1,232,448
Valmont Industries, Inc. ............................................... 2,719 1,211,478
2,443,926
Consumer Staples Distribution & Retail 2.1%
Kroger Co. (The) .................................................... 16,948 1,065,182
Target Corp. ....................................................... 10,967 1,156,689
Walmart, Inc. ...................................................... 189,969 22,632,907
24,854,778
Diversified Telecommunication Services 2.4%
AT&T, Inc. ......................................................... 632,208 16,570,172
Comcast Corp. , A ................................................... 388,023 11,543,684
28,113,856
Electric Utilities 2.0%
American Electric Power Co., Inc. ....................................... 9,529 1,141,336
Duke Energy Corp. .................................................. 10,021 1,216,048
Edison International ................................................. 19,255 1,199,201
Exelon Corp. ....................................................... 25,161 1,126,710
NRG Energy, Inc. ................................................... 36,437 5,561,379
PG&E Corp. ....................................................... 779,264 12,016,251
Southern Co. (The) .................................................. 12,760 1,139,596
23,400,521

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin U.S. Core Equity (IU) Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Shares
a
Value
a
Common Stocks
(continued)
Electrical Equipment 1.4%
GE Vernova, Inc. .................................................... 21,728 $ 15,782,568
Vertiv Holdings Co. , A ................................................ 7,074 1,317,037
17,099,605
Energy Equipment & Services 0.1%
TechnipFMC plc .................................................... 25,067 1,396,733
Entertainment 1.4%
a
Netflix, Inc. ........................................................ 168,335 14,054,289
a
Spotify Technology SA ................................................ 2,145 1,073,251
Walt Disney Co. (The) ................................................ 9,349 1,054,567
16,182,107
Financial Services 4.2%
a
Berkshire Hathaway, Inc. , B ............................................ 13,585 6,528,000
Mastercard, Inc. , A .................................................. 37,612 20,264,969
MGIC Investment Corp. ............................................... 406,163 10,933,908
PayPal Holdings, Inc. ................................................ 167,781 8,840,381
a
Toast, Inc. , A ....................................................... 33,582 1,044,736
Visa, Inc. , A ........................................................ 6,967 2,242,190
49,854,184
Food Products 0.1%
Archer-Daniels-Midland Co. ........................................... 18,825 1,267,111
Gas Utilities 0.1%
National Fuel Gas Co. ................................................ 13,998 1,172,332
Ground Transportation 0.2%
a
Lyft, Inc. , A ........................................................ 65,158 1,099,216
a
Uber Technologies, Inc. ............................................... 13,544 1,084,197
2,183,413
Health Care Equipment & Supplies 1.3%
Abbott Laboratories .................................................. 8,994 983,044
a
Dexcom, Inc. ....................................................... 18,500 1,351,240
a
IDEXX Laboratories, Inc. .............................................. 1,879 1,259,794
a
Insulet Corp. ....................................................... 3,238 828,313
a
Intuitive Surgical, Inc. ................................................ 19,006 9,583,205
Medtronic plc ...................................................... 11,135 1,146,460
15,152,056
Health Care Providers & Services 1.1%
Cardinal Health, Inc. ................................................. 5,754 1,236,419
Cencora, Inc. ...................................................... 3,441 1,236,076
a
Centene Corp. ..................................................... 24,828 1,075,549
CVS Health Corp. ................................................... 14,411 1,073,908
Elevance Health, Inc. ................................................ 3,104 1,073,177
HCA Healthcare, Inc. ................................................. 2,717 1,326,630
McKesson Corp. .................................................... 4,644 3,860,139
UnitedHealth Group, Inc. .............................................. 3,421 981,587
Universal Health Services, Inc. , B ....................................... 5,737 1,154,629
13,018,114
Health Care Technology 0.1%
a
Veeva Systems, Inc. , A ............................................... 4,819 982,690
a

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin U.S. Core Equity (IU) Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Shares
a
Value
a
Common Stocks
(continued)
Hotel & Resort REITs 0.1%
Host Hotels & Resorts, Inc. ............................................ 64,809 $ 1,200,911
Hotels, Restaurants & Leisure 2.0%
a
Airbnb, Inc. , A ...................................................... 54,133 7,003,186
Booking Holdings, Inc. ............................................... 2,736 13,685,034
a
Chipotle Mexican Grill, Inc. , A .......................................... 33,276 1,293,438
Expedia Group, Inc. ................................................. 4,231 1,120,538
Las Vegas Sands Corp. ............................................... 19,630 1,035,090
24,137,286
Household Durables 0.1%
DR Horton, Inc. ..................................................... 6,047 900,035
Household Products 1.3%
Colgate-Palmolive Co. ............................................... 110,142 9,944,721
Procter & Gamble Co. (The) ........................................... 35,946 5,455,525
15,400,246
Independent Power and Renewable Electricity Producers 0.2%
Vistra Corp. ........................................................ 15,525 2,458,384
Industrial Conglomerates 0.2%
3M Co. ........................................................... 6,622 1,014,226
Honeywell International, Inc. ........................................... 5,083 1,156,484
2,170,710
Industrial REITs 0.1%
Prologis, Inc. ....................................................... 8,943 1,167,598
Insurance 1.2%
Allstate Corp. (The) .................................................. 5,406 1,075,740
American International Group, Inc. ...................................... 14,022 1,049,967
Axis Capital Holdings Ltd. ............................................. 13,648 1,408,201
Globe Life, Inc. ..................................................... 8,267 1,159,199
Hanover Insurance Group, Inc. (The) ..................................... 6,682 1,163,603
Hartford Insurance Group, Inc. (The) ..................................... 23,381 3,157,838
Old Republic International Corp. ........................................ 26,977 1,056,689
Progressive Corp. (The) .............................................. 4,967 1,033,136
RenaissanceRe Holdings Ltd. .......................................... 4,286 1,207,366
Travelers Cos., Inc. (The) ............................................. 4,104 1,167,629
Unum Group ....................................................... 14,544 1,104,908
14,584,276
Interactive Media & Services 8.7%
Alphabet, Inc. , A .................................................... 92,332 31,208,216
Alphabet, Inc. , C .................................................... 82,434 27,906,382
Meta Platforms, Inc. , A ............................................... 61,101 43,778,867
102,893,465
IT Services 0.4%
Accenture plc , A .................................................... 4,483 1,181,898
VeriSign, Inc. ...................................................... 13,281 3,243,619
4,425,517
Life Sciences Tools & Services 0.2%
a
Illumina, Inc. ....................................................... 11,233 1,626,651
a
Medpace Holdings, Inc. ............................................... 1,945 1,132,923
2,759,574

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin U.S. Core Equity (IU) Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Shares
a
Value
a
Common Stocks
(continued)
Machinery 0.7%
Allison Transmission Holdings, Inc. ...................................... 11,509 $ 1,251,028
Caterpillar, Inc. ..................................................... 2,586 1,699,933
Cummins, Inc. ...................................................... 2,265 1,311,027
Otis Worldwide Corp. ................................................ 30,004 2,562,942
Toro Co. (The) ..................................................... 12,994 1,188,951
8,013,881
Media 0.3%
Fox Corp. , A ....................................................... 23,328 1,697,812
New York Times Co. (The) , A ........................................... 17,720 1,299,053
2,996,865
Metals & Mining 1.3%
Freeport-McMoRan, Inc. .............................................. 29,262 1,762,450
Newmont Corp. ..................................................... 125,722 14,124,867
15,887,317
Multi-Utilities 0.3%
CMS Energy Corp. .................................................. 16,534 1,182,015
Consolidated Edison, Inc. ............................................. 11,203 1,194,576
Public Service Enterprise Group, Inc. .................................... 13,833 1,139,286
3,515,877
Oil, Gas & Consumable Fuels 1.9%
Cheniere Energy, Inc. ................................................ 6,236 1,319,039
Chevron Corp. ..................................................... 7,138 1,262,712
ConocoPhillips ..................................................... 11,868 1,237,002
EOG Resources, Inc. ................................................ 93,833 10,521,494
Exxon Mobil Corp. ................................................... 49,992 7,068,869
Valero Energy Corp. ................................................. 6,694 1,214,492
22,623,608
Passenger Airlines 0.2%
Southwest Airlines Co. ............................................... 25,993 1,235,187
a
United Airlines Holdings, Inc. ........................................... 9,864 1,009,285
2,244,472
Pharmaceuticals 3.5%
Bristol-Myers Squibb Co. .............................................. 255,182 14,047,769
Eli Lilly & Co. ...................................................... 19,192 19,904,983
Johnson & Johnson ................................................. 22,905 5,205,161
Merck & Co., Inc. ................................................... 11,244 1,239,876
Pfizer, Inc. ......................................................... 44,027 1,164,074
41,561,863
Professional Services 0.2%
Automatic Data Processing, Inc. ........................................ 3,633 896,697
Genpact Ltd. ....................................................... 28,957 1,277,004
2,173,701
Real Estate Management & Development 0.7%
a
CBRE Group, Inc. , A ................................................. 7,474 1,273,047
a
Jones Lang LaSalle, Inc. .............................................. 21,030 7,526,847
8,799,894
Residential REITs 0.2%
Mid-America Apartment Communities, Inc. ................................ 7,514 1,009,130

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin U.S. Core Equity (IU) Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Shares
a
Value
a
Common Stocks
(continued)
Residential REITs (continued)
Sun Communities, Inc. ............................................... 9,176 $ 1,169,298
2,178,428
Retail REITs 0.1%
Simon Property Group, Inc. ............................................ 6,266 1,198,748
Semiconductors & Semiconductor Equipment 14.8%
Applied Materials, Inc. ................................................ 47,302 15,246,381
Broadcom, Inc. ..................................................... 67,739 22,441,931
KLA Corp. ......................................................... 9,143 13,055,655
Lam Research Corp. ................................................. 18,297 4,271,618
Micron Technology, Inc. ............................................... 8,541 3,543,490
NVIDIA Corp. ...................................................... 540,126 103,234,282
QUALCOMM, Inc. ................................................... 88,023 13,343,406
175,136,763
Software 9.4%
a
Adobe, Inc. ........................................................ 43,862 12,862,531
a
AppLovin Corp. , A ................................................... 1,740 823,211
a
Atlassian Corp. , A ................................................... 7,903 933,977
a
Autodesk, Inc. ...................................................... 3,366 851,160
a
Cadence Design Systems, Inc. ......................................... 3,086 914,567
a
Fair Isaac Corp. .................................................... 703 1,028,608
a
Fortinet, Inc. ....................................................... 13,383 1,087,503
a
HubSpot, Inc. ...................................................... 3,114 871,920
Intuit, Inc. ......................................................... 17,679 8,820,407
Microsoft Corp. ..................................................... 172,015 74,016,334
Oracle Corp. ....................................................... 8,643 1,422,465
a
Palantir Technologies, Inc. , A ........................................... 25,771 3,777,771
Salesforce, Inc. ..................................................... 4,444 943,417
a
ServiceNow, Inc. .................................................... 6,890 806,199
a
Teradata Corp. ..................................................... 36,436 1,039,155
a
Zoom Communications, Inc. , A ......................................... 13,436 1,237,456
111,436,681
Specialized REITs 0.2%
Public Storage ..................................................... 4,160 1,148,950
VICI Properties, Inc. , A ............................................... 41,686 1,170,543
2,319,493
Specialty Retail 0.8%
a
AutoZone, Inc. ..................................................... 346 1,281,684
Best Buy Co., Inc. ................................................... 16,389 1,066,924
Home Depot, Inc. (The) ............................................... 2,606 976,182
Lowe's Cos., Inc. .................................................... 16,255 4,341,060
TJX Cos., Inc. (The) ................................................. 8,174 1,224,547
8,890,397
Technology Hardware, Storage & Peripherals 7.5%
Apple, Inc. ........................................................ 338,533 87,842,543
HP, Inc. ........................................................... 45,173 878,163
88,720,706
Textiles, Apparel & Luxury Goods 0.1%
a
Deckers Outdoor Corp. ............................................... 9,184 1,096,019
a
Tobacco 1.6%
Altria Group, Inc. .................................................... 183,686 11,386,695

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin U.S. Core Equity (IU) Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

See Abbreviations on page 43 .
a a
Shares
a
Value
a
Common Stocks
(continued)
Tobacco (continued)
Philip Morris International, Inc. ......................................... 39,885 $ 7,156,965
18,543,660
Trading Companies & Distributors 0.3%
Fastenal Co. ....................................................... 27,404 1,188,237
Ferguson Enterprises, Inc. ............................................ 4,845 1,223,169
WW Grainger, Inc. ................................................... 1,124 1,213,853
3,625,259
Wireless Telecommunication Services 0.1%
T-Mobile US, Inc. ................................................... 5,488 1,082,288
Total Common Stocks (Cost $ 768,310,844 ) .....................................
1,169,379,948
a a a a
Short Term Investments 0.9%
a
Money Market Funds 0.9%
b,c
Franklin Institutional U.S. Government Money Market Fund , 3.603% ............. 10,058,105 10,058,105
Total Money Market Funds (Cost $ 10,058,105 ) ..................................
10,058,105
Total Short Term Investments (Cost $ 10,058,105 ) ................................
10,058,105
a
Total Investments (Cost $ 778,368,949 ) 99.9% ...................................
$1,179,438,053
Other Assets, less Liabilities 0.1% .............................................
1,241,127
Net Assets 100.0% ...........................................................
$1,180,679,180
a
Non-income producing.
b
See Note 3(d) regarding investments in affiliated management investment companies.
c
The rate shown is the annualized seven-day effective yield at period end.

Franklin Fund Allocator Series
Financial Statements
Statements of Assets and Liabilities
January 31, 2026 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin
Emerging
Market Core
Equity (IU)
Fund
Franklin
International
Core Equity (IU)
Fund
Franklin U.S.
Core Equity (IU)
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................. $141,324,402 $274,681,709 $768,310,844
Cost - Non-controlled affiliates (Note 3 d ) ...................... 6,775,904 4,527,487 10,058,105
Value - Unaffiliated issuers ................................ $207,146,937 $390,316,893 $1,169,379,948
Value - Non-controlled affiliates (Note 3 d ) ..................... 6,775,904 4,527,487 10,058,105
Cash .................................................. 28 — 164,682
Foreign currency, at value (cost $ 2,357,265 , $ 149 and $ – , respectively) 2,357,261 149 —
Receivables:
Investment securities sold ................................. 9,102,495 25,451,350 —
Capital shares sold ...................................... 6,329,306 2,106,716 20,510,085
Dividends ............................................. 273,883 1,225,524 753,034
European Union tax reclaims (Note 1 d ) ....................... — 805,026 —
Affiliates .............................................. 19,392 18,422 15,907
Total assets ........................................ 232,005,206 424,451,567 1,200,881,761
Liabilities:
Payables:
Investment securities purchased ............................ 1,719 — 19,228,776
Capital shares redeemed ................................. 22,911,040 28,224,180 917,081
Trustees' fees and expenses ............................... 182 1,296 3,131
Deferred taxes on unrealized appreciation ...................... 598,437 — —
Accrued expenses and other liabilities ......................... 95,401 127,954 53,593
Total liabilities ....................................... 23,606,779 28,353,430 20,202,581
Net assets, at value ............................... $208,398,427 $396,098,137 $1,180,679,180
Net assets consist of:
Paid-in capital ........................................... $145,811,500 $244,822,261 $718,463,305
Total distributable earnings (losses) ........................... 62,586,927 151,275,876 462,215,875
Net assets, at value ............................... $208,398,427 $396,098,137 $1,180,679,180
Shares outstanding ....................................... 14,541,486 27,650,448 59,302,621
Net asset value per share
a
.................................. $14.33 $14.33 $19.91
a
Net asset value per share may not recalculate due to rounding.

Franklin Fund Allocator Series
Financial Statements
Statements of Operations
for the six months ended January 31, 2026 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin
Emerging
Market Core
Equity (IU)
Fund
Franklin
International
Core Equity (IU)
Fund
Franklin U.S.
Core Equity (IU)
Fund
Investment income:
Dividends: (net of foreign taxes of $255,347, $1,798,350 and $–, respectively)
Unaffiliated issuers ...................................... $1,965,963 $2,380,025 $6,897,864
Non-controlled affiliates (Note 3 d ) ........................... 35,363 63,419 171,486
Other income
a
........................................... 3,677 13,326 15,427
Total investment income ................................. 2,005,003 2,456,770 7,084,777
Expenses:
Custodian fees .......................................... 37,423 28,337 3,247
Reports to shareholders fees ................................ 2,198 2,136 2,136
Registration and filing fees .................................. 6,785 6,526 6,014
Professional fees ......................................... 45,654 50,989 46,016
Trustees' fees and expenses ................................ 1,066 2,726 6,322
Pricing fees ............................................. 12,181 11,796 16,360
European Union tax reclaims filing fees ........................ — 20,804 —
Other .................................................. 3,128 3,899 2,644
Total expenses ....................................... 108,435 127,213 82,739
Expenses waived/paid by affiliates (Note 3 d and 3 e ) ............ (108,435) (127,213) (82,739)
Net expenses ....................................... — — —
Net investment income .............................. 2,005,003 2,456,770 7,084,777
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments: (net of foreign taxes of $135,979, $– and $–, respectively)
Unaffiliated issuers .................................... 10,681,268 56,497,411 89,418,090
Foreign currency transactions .............................. (79,175) 609,723 —
Forward exchange contracts ............................... (1,746) (1,592) —
Net realized gain (loss) ................................ 10,600,347 57,105,542 89,418,090
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers .................................... 29,715,703 14,887,577 30,857,555
Translation of other assets and liabilities denominated in foreign currencies ........................................... (41,790) (630,347) —
Change in deferred taxes on unrealized appreciation ............. (323,984) — —
Net change in unrealized appreciation (depreciation) .......... 29,349,929 14,257,230 30,857,555
Net realized and unrealized gain (loss) .......................... 39,950,276 71,362,772 120,275,645
Net increase (decrease) in net assets resulting from operations ........ $41,955,279 $73,819,542 $127,360,422
a
Other income includes payments by Advisers for acquired fund fees and expenses (See Note 3e).

Franklin Fund Allocator Series
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin Emerging Market Core Equity (IU)
Fund Franklin International Core Equity (IU) Fund
Six Months Ended
January 31, 2026
(unaudited)
Year Ended
July 31, 2025
Six Months Ended
January 31, 2026
(unaudited)
Year Ended
July 31, 2025
Increase (decrease) in net assets:
Operations:
Net investment income ............ $2,005,003 $4,359,129 $2,456,770 $16,676,216
Net realized gain (loss) ............ 10,600,347 5,851,877 57,105,542 118,105,176
Net change in unrealized appreciation
(depreciation) ................. 29,349,929 14,838,973 14,257,230 (93,956,007)
Net increase (decrease) in net
assets resulting from operations . 41,955,279 25,049,979 73,819,542 40,825,385
Distributions to shareholders ......... (3,603,747) (6,382,997) (45,429,994) (32,243,985)
Capital share transactions (Note 2 ) ..... 8,080,987 4,018,185 (68,045,049) (514,146,022)
Net increase (decrease) in net
assets ..................... 46,432,519 22,685,167 (39,655,501) (505,564,622)
Net assets:
Beginning of period ................ 161,965,908 139,280,741 435,753,638 941,318,260
End of period ..................... $208,398,427 $161,965,908 $396,098,137 $435,753,638

Franklin Fund Allocator Series
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin U.S. Core Equity (IU) Fund
Six Months Ended
January 31, 2026
(unaudited)
Year Ended
July 31, 2025
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $7,084,777 $18,092,225
Net realized gain (loss) ................................................. 89,418,090 546,161,122
Net change in unrealized appreciation (depreciation) ........................... 30,857,555 (304,971,931)
Net increase (decrease) in net assets resulting from operations ................ 127,360,422 259,281,416
Distributions to shareholders .............................................. (30,601,696) (165,818,825)
Capital share transactions (Note 2 ) .......................................... (301,337) (1,031,451,524)
Net increase (decrease) in net assets ................................... 96,457,389 (937,988,933)
Net assets:
Beginning of period ..................................................... 1,084,221,791 2,022,210,724
End of period .......................................................... $1,180,679,180 $1,084,221,791

Franklin Fund Allocator Series
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
1. Organization and Significant Accounting Policies
Franklin Fund Allocator Series (Trust) is registered under
the Investment Company Act of 1940 (1940 Act) as an
open-end management investment company, consisting
of eighteen separate funds, three of which are included
in this report (Funds). The Funds follow the accounting
and reporting guidance in Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946,
Financial Services – Investment Companies (ASC 946)
and apply the specialized accounting and reporting guidance
in U.S. Generally Accepted Accounting Principles (U.S.
GAAP), including, but not limited to, ASC 946.
The following summarizes the Funds' significant accounting
policies.
a. Financial Instrument Valuation
The Funds' investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Funds calculate the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust’s Board of
Trustees (the Board), the Board has designated the Funds’
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Funds' administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Funds may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the
closing NAV.
Certain derivative financial instruments trade in the OTC
market. The Funds' pricing services use various techniques
including industry standard option pricing models and
proprietary discounted cash flow models to determine the
fair value of those instruments. The Funds' net benefit or
obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Funds have procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Funds primarily employ a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Funds' business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Funds' portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Funds' portfolio securities
to the latest indications of fair value at 4 p.m. Eastern time.
At January 31, 2026, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.

Franklin Fund Allocator Series
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Funds' NAV is not calculated, which could result
in differences between the value of the Funds' portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Funds for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Funds may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Funds do not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statements of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Derivative Financial Instruments
Certain or all Funds invested in derivative financial
instruments in order to manage risk or gain exposure to
various other investments or markets. Derivatives are
financial contracts based on an underlying or notional
amount, require no initial investment or an initial net
investment that is smaller than would normally be required
to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or
losses in excess of the amounts shown in the Statements of
Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the
period are included in the Statements of Operations.
Derivative counterparty credit risk is managed through a
formal evaluation of the creditworthiness of all potential
counterparties. Certain or all Funds attempt to reduce their exposure to counterparty credit risk on OTC derivatives,
whenever possible, by entering into International Swaps
and Derivatives Association (ISDA) master agreements
with certain counterparties. These agreements contain
various provisions, including but not limited to collateral
requirements, events of default, or early termination.
Termination events applicable to the counterparty include
certain deteriorations in the credit quality of the counterparty.
Termination events applicable to the Funds include failure
of the Funds to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In
the event of default or early termination, the ISDA master
agreement gives the non-defaulting party the right to net
and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by
one counterparty to the other. However, absent an event
of default or early termination, OTC derivative assets
and liabilities are presented gross and not offset in the
Statements of Assets and Liabilities. Early termination by
the counterparty may result in an immediate payment by the
Funds of any net liability owed to that counterparty under the
ISDA agreement.
Collateral requirements differ by type of derivative. Collateral terms are contract specific for OTC derivatives. For OTC
derivatives traded under an ISDA master agreement, posting
of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
with the applicable counterparty exceeds the minimum
transfer amount, which typically ranges from $100,000 to
$250,000, and can vary depending on the counterparty and
the type of agreement. Generally, collateral is determined
at the close of Fund business each day and any additional
collateral required due to changes in derivative values
may be delivered by the Fund or the counterparty the next
business day, or within a few business days. Collateral
pledged and/or received by the Fund, if any, is held in
segregated accounts with the Fund’s custodian/counterparty
broker and can be in the form of cash and/or securities.
Unrestricted cash may be invested according to the Funds'
investment objectives. To the extent that the amounts
due to the Fund from its counterparties are not subject to
collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
Certain or all Funds entered into OTC forward exchange
contracts primarily to manage exposure to certain foreign
currencies. A forward exchange contract is an agreement
between the Fund and a counterparty to buy or sell a
foreign currency at a specific exchange rate on a future
date. Forward exchange contracts outstanding at period end,
if any, are listed in the Funds' Schedules of Investments.
See Note 7 regarding other derivative information.
d. Income and Deferred Taxes
It is each Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Funds may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which the Funds invest. Foreign taxes, if
any, are recorded based on the tax regulations and rates
that exist in the foreign markets in which the Funds invest.
In some cases, the Funds may be entitled to reclaim all or
a portion of such taxes, and such reclaim amounts, if any,
are reflected as a dividend receivable in the Statements of
Assets and Liabilities and dividend income in the Statements of Operations. In many cases, however, the Funds may
not receive such amounts for an extended period of time,
depending on the country of investment. When a capital gain
tax is determined to apply, certain or all Funds record an
estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
As a result of several court cases, in certain countries across the European Union, certain or all Funds filed additional tax reclaims for previously withheld taxes on dividends earned
in those countries (EU reclaims). Income recognized, if
any, for EU reclaims is reflected as other income in the
Statements of Operations and any related receivable, if
any, is reflected as European Union tax reclaims in the
Statements of Assets and Liabilities. Any fees associated
with these filings are reflected as European Union tax
reclaim filing fees in the Statements of Operations. When
uncertainty exists as to the ultimate resolution of these
proceedings, the likelihood of receipt of these EU reclaims, and the potential timing of payment, no amounts are
reflected in the financial statements. For U.S. income tax
purposes, EU reclaims received by the Funds, if any, reduce
the amount of foreign taxes Fund shareholders can use as
tax deductions or credits on their income tax returns.
Each Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of January 31, 2026, each
Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years).
e. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Estimated
expenses are accrued daily. Dividend income is recorded
on the ex-dividend date except for certain dividends
from securities where the dividend rate is not available.
In such cases, the dividend is recorded as soon as the
information is received by the Funds. Distributions to
shareholders are recorded on the ex-dividend date.
Distributable earnings are determined according to income
tax regulations (tax basis) and may differ from earnings
recorded in accordance with U.S. GAAP. These differences
1. Organization and Significant Accounting Policies
(continued)
c. Derivative Financial Instruments
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
may be permanent or temporary. Permanent differences
are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net
assets or the results of operations. Temporary differences
are not reclassified, as they may reverse in subsequent
periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
f. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
g. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Funds, enters into contracts
with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At January 31, 2026, there were an unlimited number of shares authorized (without par value). Transactions in the Funds'
shares were as follows:
Franklin Emerging Market Core
Equity (IU) Fund
Franklin International Core
Equity (IU) Fund
Shares Amount Shares Amount
Class A
Six Months ended January 31, 2026
Shares sold ................................... 3,247,731 $42,453,172 646,784 $9,271,621
Shares issued in reinvestment of distributions .......... 275,682 3,603,747 3,335,956 45,429,994
Shares redeemed ............................... (2,730,109) (37,975,932) (8,668,719) (122,746,664)
Net increase (decrease) .......................... 793,304 $8,080,987 (4,685,979) $(68,045,049)
Year ended July 31, 2025
Shares sold ................................... 3,191,880 $34,619,315 9,809,628 $123,468,026
Shares issued in reinvestment of distributions .......... 587,973 6,382,997 2,598,364 32,224,877
Shares redeemed in-kind (Note 3f ) .................. — — (35,952,257) (424,236,631)
Shares redeemed ............................... (3,457,580) (36,984,127) (19,453,753) (245,602,294)
Net increase (decrease) .......................... 322,273 $4,018,185 (42,998,018) $(514,146,022)
1. Organization and Significant Accounting Policies
(continued)
e. Security Transactions, Investment Income,
Expenses and Distributions
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Funds are also officers and/or trustees of the following subsidiaries:
a. Management Fees
Advisers provides investment management services to the Funds. The Funds do not pay a fee for these services. Advisers and its affiliates, receive compensation from the investment companies that invest in the Funds.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Funds and is not paid by the Funds for the services.
c. Transfer Agent Fees
Investor Services provides shareholder services to the Funds. The Funds do not pay a fee for these services.
d. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. Advisers has contractually
Franklin U.S. Core Equity (IU)
Fund
Shares Amount
Class A
Six Months ended January 31, 2026
Shares sold .................................................................. 2,449,432 $48,331,643
Shares issued in reinvestment of distributions ......................................... 1,544,533 30,601,696
Shares redeemed .............................................................. (4,054,353) (79,234,676)
Net increase (decrease) ......................................................... (60,388) $(301,337)
Year ended July 31, 2025
Shares sold .................................................................. 7,654,353 $135,222,436
Shares issued in reinvestment of distributions ......................................... 9,604,676 165,818,825
Shares redeemed in-kind (Note 3f ) ................................................. (53,695,453) (942,355,194)
Shares redeemed .............................................................. (22,442,339) (390,137,591)
Net increase (decrease) ......................................................... (58,878,763) $(1,031,451,524)
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
2. Shares of Beneficial Interest
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
agreed to reimburse expenses of the Funds in an amount equal to fees indirectly borne by the Funds on assets invested in the affiliated management investment companies, as noted in the Statements of Operations. During the period ended January 31,
2026, investments in affiliated management investment companies were as follows:
e. Waiver and Expense Reimbursements
Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Funds so that the operating expenses (excluding certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations), interest expense and acquired fund fees and expenses of the Funds do not exceed 0.00% based on the average net assets of each class until November 30, 2026. Total expenses waived or paid are not subject to recapture subsequent to the Funds' fiscal year end.
Acquired fund fees and expenses are indirect expenses, and therefore Advisers may make payments, if necessary, to the
Funds to offset these estimated indirect expenses. Payments by Advisers for the period ended January 31, 2026, are reflected as other income in the Statements of Operations.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Emerging Market Core Equity (IU) Fund
Non-Controlled Affiliates
Dividends
Franklin Institutional U.S.
Government Money Market
Fund, 3.603% ............ $1,968,230 $52,052,915 $(47,245,241) $— $— $6,775,904 6,775,904 $35,363
Total Affiliated Securities ... $1,968,230 $52,052,915 $(47,245,241) $— $— $6,775,904 $35,363
Franklin International Core Equity (IU) Fund
Non-Controlled Affiliates
Dividends
Franklin Institutional U.S.
Government Money Market
Fund, 3.603% ............ $11,251,179 $23,326,132 $(30,049,824) $— $— $4,527,487 4,527,487 $63,419
Total Affiliated Securities ... $11,251,179 $23,326,132 $(30,049,824) $— $— $4,527,487 $63,419
Franklin U.S. Core Equity (IU) Fund
Non-Controlled Affiliates
Dividends
Franklin Institutional U.S.
Government Money Market
Fund, 3.603% ............ $6,286,619 $26,383,948 $(22,612,462) $— $— $10,058,105 10,058,105 $171,486
Total Affiliated Securities ... $6,286,619 $26,383,948 $(22,612,462) $— $— $10,058,105 $171,486
3. Transactions with Affiliates
(continued)
d. Investments in Affiliated Management Investment Companies
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
f. Other Affiliated Transactions
At January 31, 2026, the shares of the Funds were owned by the following entities:
a
Investment activities of significant shareholders could have a material impact on the Fund.
b
Comprised of affiliated shareholders whose individual ownership is less than 5% and would not have a material impact on the Fund.
During the year ended July 31, 2025, the New Jersey Better Educational Savings Trust Program – Franklin Templeton
Managed Investments Options (529 Portfolios) redeemed out of Franklin International Core Equity (IU) Fund. As a result, on
November 22, 2024, the Fund delivered portfolio securities and cash that were transferred in-kind to the 529 Portfolios, which included $68,053,012 of net realized gains. As such gains are not taxable to the Fund and are not distributed to remaining shareholders, they are reclassified from accumulated net realized gains to paid-in capital.
During the year ended July 31, 2025, the New Jersey Better Educational Savings Trust Program – Franklin Templeton
Managed Investments Options (529 Portfolios) redeemed out of Franklin U.S. Core Equity (IU) Fund. As a result, on
November 22, 2024, the Fund delivered portfolio securities and cash that were transferred in-kind to the 529 Portfolios, which included $338,594,582  of net realized gains. As such gains are not taxable to the Fund and are not distributed to remaining shareholders, they are reclassified from accumulated net realized gains to paid-in capital.
Shares
Percentage of
Outstanding Shares
~
a
Franklin Emerging Market Core Equity (IU) Fund
Franklin Growth Allocation Fund 4,482,307 30.8%
Franklin Moderate Allocation Fund 3,851,424 26.5%
Superior Officer Council Balanced Fund 1,838,565 12.6%
Franklin Conservative Allocation Fund 1,316,172 9.1%
Other affiliates
~
b
3,053,018 21.0%
Total
14,541,486 100.0%
Franklin International Core Equity (IU) Fund
Franklin Growth Allocation Fund 7,620,481 27.6%
Franklin Moderate Allocation Fund 6,553,022 23.7%
Superior Officer Council Balanced Fund 3,557,374 12.9%
Franklin Conservative Allocation Fund 2,237,007 8.1%
Other affiliates
~
b
7,682,564 27.7%
Total
27,650,448 100.0%
Franklin U.S. Core Equity (IU) Fund
Franklin Moderate Allocation Fund 20,771,216 35.0%
Franklin Growth Allocation Fund 18,517,880 31.2%
Franklin Conservative Allocation Fund 7,095,278 12.0%
Superior Officer Council Balanced Fund 3,083,757 5.2%
Other affiliates
~
b
9,834,490 16.6%
Total
59,302,621 100.0%
3. Transactions with Affiliates
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
4. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At July 31, 2025, the capital loss carryforwards were as follows:
At January 31, 2026, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of wash sales, EU reclaims, passive foreign investment company shares, foreign capital gains tax, corporate actions and in-kind transactions.
5. Investment Transactions
Purchases and sales of investments (excluding short term securities and in-kind transactions) for the period ended January
31, 2026, were as follows:
Franklin
Emerging
Market Core
Equity (IU)
Fund
1 1
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $ 7,357,691
Long term ................................................................................ 119,098
Total capital loss carryforwards ............................................................... $7,476,789
Franklin
Emerging
Market Core
Equity (IU)
Fund
Franklin
International
Core Equity (IU)
Fund
Franklin U.S.
Core Equity (IU)
Fund
a a a a
Cost of investments ........................................ $152,684,238 $287,144,895 $783,111,983
Unrealized appreciation ...................................... $72,570,559 $118,507,977 $422,139,075
Unrealized depreciation ...................................... (11,331,956) (10,808,492) (25,813,005)
Net unrealized appreciation (depreciation) ........................ $61,238,603 $107,699,485 $396,326,070
Franklin
Emerging
Market Core
Equity (IU)
Fund
Franklin
International
Core Equity (IU)
Fund
Franklin U.S.
Core Equity (IU)
Fund
Purchases ............................................... $118,027,655 $204,307,872 $517,992,256
Sales ................................................... $111,302,999 $312,060,784 $542,985,742

Franklin Fund Allocator Series
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
6. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Political and financial uncertainty in many foreign regions may increase market volatility and the economic risk of investing in foreign securities. In addition, certain foreign securities may not be as liquid as U.S. securities.
Investing in China A shares may include certain risks and considerations not typically associated with investing in U.S.
securities. In general, A shares are issued by companies incorporated in the People's Republic of China (PRC) and listed on the Shanghai and Shenzhen Stock Exchanges and available for investment by domestic (Chinese) investors and holders of a Qualified Foreign Institutional Investor (QFII) license and, in the case of certain eligible A shares, through the Shanghai and
Shenzhen Stock Connect programs. The Shanghai and Shenzhen Stock Exchanges are, however, substantially smaller, less liquid and more volatile than the major securities markets in the United States.
Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have imposed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine. The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion. To the extent that the Funds have exposure to Russian investments or investments in countries affected by the invasion, the Funds’ ability to price, buy, sell, receive or deliver such investments was impaired. The Funds could determine at any time that certain of the most affected securities have little or no value. In addition, any exposure that the Funds may have to counterparties in Russia or in countries affected by the invasion could negatively impact the Funds’ portfolio. The extent and duration of Russia’s military actions and the repercussions of such actions (including any retaliatory actions or countermeasures that may be taken by those subject to sanctions) are impossible to predict, but could result in significant market disruptions, including in the oil and natural gas markets, and may negatively affect global supply chains, inflation and global growth. These and any related events could significantly impact the Funds’ performance and the value of an investment in the Funds, even beyond any direct exposure the Funds may have to Russian issuers or issuers in other countries affected by the invasion. The Valuation Committee determined that based on their analysis of the market and access to market participants, the Russian financial instruments held by Franklin Emerging Market Core Equity (IU) Fund had little or no value at January 31, 2026.
Certain investments in Chinese companies are made through a special structure known as a VIE. In a VIE structure, foreign investors, such as Franklin Emerging Market Core Equity (IU) Fund, will only own stock in a shell company rather than directly in the VIE, which must be owned by Chinese nationals (and/or Chinese companies) to obtain the licenses and/or assets required to operate in a restricted or prohibited sector in China. The value of the shell company is derived from its ability to consolidate the VIE into its financials pursuant to contractual arrangements that allow the shell company to exert a degree of control over, and obtain economic benefits arising from, the VIE without formal legal ownership. While VIEs are a longstanding industry practice and are well known by Chinese officials and regulators, the structure historically has not been formally recognized under Chinese law and it is uncertain whether Chinese officials or regulators will withdraw their implicit acceptance of the structure. It is also uncertain whether the contractual arrangements, which may be subject to conflicts of interest between the legal owners of the VIE and foreign investors, would be enforced by Chinese courts or arbitration bodies.
Prohibitions of these structures by the Chinese government, or the inability to enforce such contracts, from which the shell company derives its value, would likely cause the VIE-structured holding(s) to suffer significant, detrimental, and possibly permanent losses, and in turn, adversely affect the Fund's returns and net asset value.

Franklin Fund Allocator Series
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
7. Other Derivative Information
For the period ended January 31, 2026, the effect of derivative contracts in the Statements of Operations was as follows:
For the period ended January 31, 2026, the average month contract value of forward exchange contracts were as follows:
See Note 1(c) regarding derivative financial instruments.
8. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Period
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Period
Franklin Emerging Market Core Equity (IU) Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Foreign exchange contracts .....
Forward exchange contracts $(1,746) Forward exchange contracts $—
Total ....................... $(1,746) $–
Franklin International Core Equity (IU) Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Foreign exchange contracts .....
Forward exchange contracts (1,592) Forward exchange contracts —
Total ....................... $(1,592) $–
Franklin
International
Core Equity (IU)
Fund
Forward exchange contracts .................................................................... $16,780

Franklin Fund Allocator Series
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of January 31, 2026, in valuing the Funds' assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Emerging Market Core Equity (IU) Fund
Assets:
Investments in Securities:
a
Common Stocks :
Aerospace & Defense ................... $ — $ 1,064,214 $ — $ 1,064,214
Air Freight & Logistics ................... — 384,011 — 384,011
Automobile Components ................. — 1,846,296 — 1,846,296
Automobiles .......................... 146,711 4,612,803 — 4,759,514
Banks ............................... 3,751,455 20,965,084 — 24,716,539
Beverages ........................... — 1,002,611 — 1,002,611
Biotechnology ......................... — 757,746 — 757,746
Broadline Retail ....................... 1,799,609 6,328,892 — 8,128,501
Capital Markets ........................ 214,083 3,588,829 — 3,802,912
Chemicals ........................... — 4,279,705 —
b
4,279,705
Communications Equipment .............. — 183,510 — 183,510
Construction & Engineering ............... — 1,071,463 — 1,071,463
Construction Materials .................. 244,514 — — 244,514
Consumer Finance ..................... — 978,933 — 978,933
Consumer Staples Distribution & Retail ...... 1,374,137 927,284 — 2,301,421
Diversified Consumer Services ............ — 224,984 — 224,984
Diversified REITs ...................... 193,476 — — 193,476
Diversified Telecommunication Services ..... 885,472 698,609 — 1,584,081
Electric Utilities ........................ 416,550 1,929,534 —
b
2,346,084
Electrical Equipment .................... 3,101,282 2,026,447 — 5,127,729
Electronic Equipment, Instruments &
Components ........................ — 4,931,942 — 4,931,942
Entertainment ......................... — 2,963,077 — 2,963,077
Financial Services ...................... — 725,374 — 725,374
Food Products ........................ 2,274,002 1,220,667 — 3,494,669
Gas Utilities .......................... — 325,817 — 325,817
Health Care Equipment & Supplies ......... — 244,966 — 244,966
Health Care Providers & Services .......... — 769,962 — 769,962
Hotels, Restaurants & Leisure ............. 651,379 730,923 — 1,382,302
Household Durables .................... — 372,154 — 372,154
Household Products .................... 193,373 — — 193,373
Independent Power and Renewable Electricity
Producers .......................... — 1,090,284 — 1,090,284
Industrial Conglomerates ................ — 192,013 — 192,013
Insurance ............................ 1,635,779 4,950,079 — 6,585,858
Interactive Media & Services .............. — 11,920,310 — 11,920,310
IT Services ........................... — 3,519,246 — 3,519,246
Life Sciences Tools & Services ............ — 242,585 — 242,585
Machinery ............................ 1,514,456 1,809,208 — 3,323,664
Marine Transportation ................... — 482,286 — 482,286
Metals & Mining ....................... 1,573,365 7,071,542 —
b
8,644,907
Oil, Gas & Consumable Fuels ............. — 8,904,381 — 8,904,381
Passenger Airlines ..................... — 1,862,831 — 1,862,831
Personal Care Products ................. — 516,118 — 516,118
Pharmaceuticals ....................... — 4,029,166 — 4,029,166
Real Estate Management & Development .... 889,600 2,250,176 — 3,139,776
Semiconductors & Semiconductor Equipment . — 38,883,085 — 38,883,085
Software ............................. 539,472 199,028 — 738,500
Specialty Retail ........................ 226,790 2,882,339 — 3,109,129
8. Fair Value Measurements
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Level 1 Level 2 Level 3 Total
Franklin Emerging Market Core Equity (IU) Fund (continued)
Assets: (continued)
Investments in Securities:
a
(continued)
Common Stocks: (continued)
Technology Hardware, Storage & Peripherals . $ — $ 15,123,944 $ — $ 15,123,944
Textiles, Apparel & Luxury Goods .......... — 1,108,521 — 1,108,521
Transportation Infrastructure .............. 211,036 2,159,593 — 2,370,629
Wireless Telecommunication Services ....... 832,126 2,591,418 — 3,423,544
Preferred Stocks ......................... 7,534,280 — — 7,534,280
Short Term Investments ................... 6,775,904 — — 6,775,904
Total Investments in Securities ........... $36,978,851 $176,943,990
c
$— $213,922,841
Franklin International Core Equity (IU) Fund
Assets:
Investments in Securities:
a
Common Stocks :
Aerospace & Defense ................... — 11,041,539 — 11,041,539
Air Freight & Logistics ................... — 1,903,527 — 1,903,527
Automobile Components ................. — 2,741,909 — 2,741,909
Automobiles .......................... — 5,083,510 — 5,083,510
Banks ............................... — 64,436,653 — 64,436,653
Beverages ........................... — 2,116,230 — 2,116,230
Biotechnology ......................... — 954,971 — 954,971
Broadline Retail ....................... 756,603 5,257,964 — 6,014,567
Building Products ...................... — 3,709,827 — 3,709,827
Capital Markets ........................ — 14,602,686 — 14,602,686
Chemicals ........................... — 7,866,893 — 7,866,893
Commercial Services & Supplies ........... — 362,968 — 362,968
Communications Equipment .............. — 5,327,914 — 5,327,914
Construction & Engineering ............... — 3,603,430 — 3,603,430
Construction Materials .................. — 3,515,582 — 3,515,582
Consumer Staples Distribution & Retail ...... — 5,393,314 — 5,393,314
Diversified Consumer Services ............ — 329,126 — 329,126
Diversified REITs ...................... — 3,044,429 — 3,044,429
Diversified Telecommunication Services ..... 558,812 9,898,308 — 10,457,120
Electric Utilities ........................ 394,617 11,405,554 — 11,800,171
Electrical Equipment .................... — 15,662,973 — 15,662,973
Electronic Equipment, Instruments &
Components ........................ — 1,388,465 — 1,388,465
Entertainment ......................... 320,659 292,722 — 613,381
Financial Services ...................... — 1,517,674 — 1,517,674
Food Products ........................ — 12,239,129 — 12,239,129
Gas Utilities .......................... — 2,765,977 — 2,765,977
Health Care Equipment & Supplies ......... — 7,104,228 — 7,104,228
Health Care Technology ................. — 810,655 — 810,655
Hotels, Restaurants & Leisure ............. — 1,459,603 — 1,459,603
Household Durables .................... — 3,677,591 — 3,677,591
Independent Power and Renewable Electricity
Producers .......................... — 1,590,900 — 1,590,900
Industrial Conglomerates ................ — 4,641,631 — 4,641,631
Industrial REITs ....................... — 385,583 — 385,583
Insurance ............................ — 18,218,594 — 18,218,594
IT Services ........................... — 3,026,128 — 3,026,128
Leisure Products ....................... — 3,928,637 — 3,928,637
Machinery ............................ — 15,911,987 — 15,911,987
Marine Transportation ................... — 762,411 — 762,411
Media ............................... — 374,906 — 374,906
Metals & Mining ....................... — 7,938,993 — 7,938,993
8. Fair Value Measurements
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period.
9. Operating Segments
Each Fund operates as a single operating segment, which is an investment portfolio. The portfolio managers assigned to the
Fund within the Funds' Investment manager serve as the Chief Operating Decision Maker (“CODM”) and are responsible for evaluating each Fund's operating results and allocating resources in accordance with each Fund’s investment strategy.
Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statements of Assets and Liabilities and the Statements of Operations, along with the related notes to the financial statements. The Schedules of
Investments provides details of the Funds' investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
Level 1 Level 2 Level 3 Total
Franklin International Core Equity (IU) Fund (continued)
Assets: (continued)
Investments in Securities:
a
(continued)
Common Stocks: (continued)
Multi-Utilities .......................... $ — $ 2,697,109 $ — $ 2,697,109
Oil, Gas & Consumable Fuels ............. — 10,424,794 — 10,424,794
Passenger Airlines ..................... — 4,921,699 — 4,921,699
Personal Care Products ................. — 6,548,838 — 6,548,838
Pharmaceuticals ....................... — 37,547,574 — 37,547,574
Professional Services ................... — 5,296,644 — 5,296,644
Real Estate Management & Development .... — 6,494,656 — 6,494,656
Retail REITs .......................... — 359,077 — 359,077
Semiconductors & Semiconductor Equipment . — 17,370,440 — 17,370,440
Software ............................. 1,425,489 6,306,093 — 7,731,582
Specialty Retail ........................ — 373,307 — 373,307
Technology Hardware, Storage & Peripherals . — 899,898 — 899,898
Textiles, Apparel & Luxury Goods .......... — 7,697,358 — 7,697,358
Tobacco ............................. — 2,450,075 — 2,450,075
Trading Companies & Distributors .......... 746,745 3,572,749 — 4,319,494
Transportation Infrastructure .............. — 3,685,603 — 3,685,603
Wireless Telecommunication Services ....... — 3,172,933 — 3,172,933
Short Term Investments ................... 4,527,487 — — 4,527,487
Total Investments in Securities ........... $8,730,412 $386,113,968
d
$— $394,844,380
Franklin U.S. Core Equity (IU) Fund
Assets:
Investments in Securities:
a
Common Stocks ......................... 1,169,379,948 — — 1,169,379,948
Short Term Investments ................... 10,058,105 — — 10,058,105
Total Investments in Securities ........... $1,179,438,053 $— $— $1,179,438,053
a
For detailed categories, see the accompanying Schedule of Investments.
b
Includes financial instruments determined to have no value.
c
Includes foreign securities valued at $176,943,990, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
d
Includes foreign securities valued at $386,113,968, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
8. Fair Value Measurements
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
10. Subsequent Events
The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
Selected Portfolio
ADR
American Depositary Receipt
GDR
Global Depositary Receipt
REIT
Real Estate Investment Trust

Franklin Fund Allocator Series

franklintempleton.com
Semiannual Report
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein. Remuneration to officers is paid by the Funds' investment manager according to the terms of the agreement.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report
Not applicable.

FAS6-SFSOI 03/26
© 2026 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s chief executive officer and chief financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected or are likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Not applicable

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Franklin Fund Allocator Series

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer – Finance and Administration

Date:	March 27, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer – Finance and Administration

Date:	March 27, 2026

By:	/s/ Jeffrey White
Jeffrey White
Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:	March 27, 2026